PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Operating(loss)/income
General and administrative expenses	¥ (3,057,020)	$ (436,324)	¥ (2,420,462)	¥ (1,829,651)
Sales and marketing expenses	(2,595,705)	(370,482)	(1,920,305)	(1,286,523)
Losses and expenses related to Fabricated Transactions and restructuring	(7,013)	(1,001)	149,583	28,515
Foreign exchange gain/(loss), net	(26,747)	(3,818)	(13,239)	2,968
Other expenses, net	80,808	11,534	84,161	62,283
Interest and financing expenses	(125)	(18)	(3,924)
Provision for equity litigants settlement	(35,326)	(5,042)		(92,192)
Income before income taxes	5,280,175	753,632	3,726,262	3,102,164
Net income attributable to the Company's ordinary shareholders	3,600,382	513,877	2,955,709	2,844,037
Net income attributable to the Company's ordinary shareholders	3,600,382	513,877	2,955,709	2,844,037
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	(106,894)	(15,257)	41,592	(360)
Total comprehensive income attributable to the Company's ordinary shareholders	3,493,488	498,620	2,997,301	2,843,677
Foreign currency translation adjustments, tax					¥ 0
Parent Company | Reportable Legal Entities
Operating(loss)/income
General and administrative expenses	(45,034)	(6,428)	(33,002)	(46,722)
Sales and marketing expenses	(586)	(84)	(309)	(566)
Losses and expenses related to Fabricated Transactions and restructuring	(8,608)	(1,229)	149,946	32,422
Foreign exchange gain/(loss), net	(22,954)	(3,276)	6,007	3,320
Share of income from subsidiaries and VIE	3,684,441	525,875	2,833,727	2,945,299
Interest and investment income	38,067	5,433	17,915	2,476
Other expenses, net			(18,575)
Interest and financing expenses	(9,618)	(1,373)
Provision for equity litigants settlement	(35,326)	(5,042)		(92,192)
Income before income taxes	3,600,382	513,876	2,955,709	2,844,037
Net (loss)/income	3,600,382	513,876	2,955,709	2,844,037
Net income attributable to the Company's ordinary shareholders	3,600,382	513,876	2,955,709	2,844,037
Net income attributable to the Company's ordinary shareholders	3,600,382	513,876	2,955,709	2,844,037
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	(106,894)	(15,257)	41,592	(360)
Total comprehensive income attributable to the Company's ordinary shareholders	3,493,488	$ 498,619	2,997,301	2,843,677
Other comprehensive income/(loss), tax	0		0	0
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0